Equity - Schedule of Matters Relating to Repurchase (Details)	12 Months Ended
Sep. 30, 2025 USD ($) shares
Schedule of Matters Relating to Repurchase [Line Items]
Number of Class A ordinary shares repurchased | shares	300,000
Total purchase price for repurchase of shares | $	$ 750
Treasury Stock, Common [Member]
Schedule of Matters Relating to Repurchase [Line Items]
Number of Class A ordinary shares repurchased | shares	200,000
Total purchase price for repurchase of shares | $	$ 500